Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Latin America Fund

Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated July 16, 2015

to the Prospectuses as dated above, as supplemented

Changes to Investment Advisory Agreement, Subadvisory Agreement and Expense Limitation Agreement. JPMorgan China Region Fund (Class A, Class C and Select Class Shares):

The Board of Trustees of the Trust has approved changes to the investment advisory fee and investment subadvisory fee of the JPMorgan China Region Fund as set forth below. On July 1, 2015 (the “Effective Date”), the advisory fee for the Fund, which is currently 1.25% will be changed to 1.00% and the subadvisory fee for the Fund, which is currently 0.60% will be changed to 0.48%.

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee table) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.66	0.58	0.51
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.41	0.33	0.26
Total Annual Fund Operating Expenses	1.91	2.33	1.51
Fee Waivers and Expense Reimbursements[2]	(0.36)	(0.28)	(0.21)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses ) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,060	1,471	2,613
CLASS C SHARES ($)	308	701	1,220	2,645
SELECT CLASS SHARES ($)	132	457	804	1,784

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,060	1,471	2,613
CLASS C SHARES ($)	208	701	1,220	2,645
SELECT CLASS SHARES ($)	132	457	804	1,784

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund, JPMorgan Emerging Markets Equity Income Fund, JPMorgan Latin America Fund (Class A, Class C and Select Class Shares for the above-referenced Funds):

In addition, as of the Effective Date, the Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee tables) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Economies Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.68	0.59	0.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.43	0.34	0.22
Total Annual Fund Operating Expenses	1.93	2.34	1.47
Fee Waivers and Expense Reimbursements[2]	(0.38)	(0.29)	(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,064	1,479	2,631
CLASS C SHARES ($)	308	703	1,224	2,654
SELECT CLASS SHARES ($)	132	448	787	1,743

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,064	1,479	2,631
CLASS C SHARES ($)	208	703	1,224	2,654
SELECT CLASS SHARES ($)	132	448	787	1,743

For the JPMorgan Emerging Markets Equity Income Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.77	0.77	0.77
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.52	0.52	0.52
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses	2.04	2.54	1.79
Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.47)	(0.47)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.57	2.07	1.32

1	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30% of the average daily net assets of Class A, Class C and Select Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	676	1,088	1,525	2,734
CLASS C SHARES ($)	310	746	1,308	2,840
SELECT CLASS SHARES ($)	134	518	926	2,067

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	676	1,088	1,525	2,734
CLASS C SHARES ($)	210	746	1,308	2,840
SELECT CLASS SHARES ($)	134	518	926	2,067

For the JPMorgan Latin America Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.74	0.73	0.61
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.49	0.48	0.36
Total Annual Fund Operating Expenses	1.99	2.48	1.61
Fee Waivers and Expense Reimbursements[2]	(0.44)	(0.43)	(0.31)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding, acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,076	1,503	2,687
CLASS C SHARES ($)	308	732	1,282	2,784
SELECT CLASS SHARES ($)	132	478	847	1,885

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,076	1,503	2,687
CLASS C SHARES ($)	208	732	1,282	2,784
SELECT CLASS SHARES ($)	132	478	847	1,885

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund (Class R5 Shares), JPMorgan Emerging Markets Equity Income Fund (Class R5 and Class R6 Shares):

In addition, as of the Effective Date, the adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding certain expenses noted in footnote #2 to the fee tables ) exceed 1.10% of Class R5 Shares of its average daily net assets for both the JPMorgan Emerging Economies Fund and JPMorgan Emerging Markets Equity Income Fund, and exceed 1.05% of Class R6 Shares of its average daily net assets for the JPMorgan Emerging Markets Equity Income Fund. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Economies Fund:

The tables below hereby replace the corresponding tables of the Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Shareholder Service Fees	0.05
Remainder of Other Expenses[1]	0.21
Total Annual Fund Operating Expenses	1.26
Fee Waivers and Expense Reimbursements[2]	(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.10

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% of its average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	112	384	676	1,509

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	112	384	676	1,509

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Markets Equity Income Fund:

The tables below hereby replace the corresponding tables of the Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.57	0.47
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	0.52	0.47
Acquired Fund Fees and Expenses	0.02	0.02
Total Annual Fund Operating Expenses	1.59	1.49
Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.42)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.12	1.07

1	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates, have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% and 1.05% of their average daily net assets of Class R5 and Class R6, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 and Class R6 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	114	456	821	1,850
CLASS R6 SHARES ($)	109	430	773	1,744

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	114	456	821	1,850
CLASS R6 SHARES ($)	109	430	773	1,744

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan China Region Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated July 16, 2015

to the Prospectuses as dated above, as supplemented

Changes to Investment Advisory Agreement, Subadvisory Agreement and Expense Limitation Agreement. JPMorgan China Region Fund (Class A, Class C and Select Class Shares):

The Board of Trustees of the Trust has approved changes to the investment advisory fee and investment subadvisory fee of the JPMorgan China Region Fund as set forth below. On July 1, 2015 (the “Effective Date”), the advisory fee for the Fund, which is currently 1.25% will be changed to 1.00% and the subadvisory fee for the Fund, which is currently 0.60% will be changed to 0.48%.

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee table) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.66	0.58	0.51
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.41	0.33	0.26
Total Annual Fund Operating Expenses	1.91	2.33	1.51
Fee Waivers and Expense Reimbursements[2]	(0.36)	(0.28)	(0.21)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses ) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,060	1,471	2,613
CLASS C SHARES ($)	308	701	1,220	2,645
SELECT CLASS SHARES ($)	132	457	804	1,784

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,060	1,471	2,613
CLASS C SHARES ($)	208	701	1,220	2,645
SELECT CLASS SHARES ($)	132	457	804	1,784

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan China Region Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.91%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.55%
1 Year		rr_ExpenseExampleYear01	$ 674
3 Years		rr_ExpenseExampleYear03	1,060
5 Years		rr_ExpenseExampleYear05	1,471
10 Years		rr_ExpenseExampleYear10	2,613
1 Year		rr_ExpenseExampleNoRedemptionYear01	674
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,060
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,471
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,613
A, C, Select Shares | JPMorgan China Region Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.33%
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.33%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	2.05%
1 Year		rr_ExpenseExampleYear01	$ 308
3 Years		rr_ExpenseExampleYear03	701
5 Years		rr_ExpenseExampleYear05	1,220
10 Years		rr_ExpenseExampleYear10	2,645
1 Year		rr_ExpenseExampleNoRedemptionYear01	208
3 Years		rr_ExpenseExampleNoRedemptionYear03	701
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,645
A, C, Select Shares | JPMorgan China Region Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.51%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.30%
1 Year		rr_ExpenseExampleYear01	$ 132
3 Years		rr_ExpenseExampleYear03	457
5 Years		rr_ExpenseExampleYear05	804
10 Years		rr_ExpenseExampleYear10	1,784
1 Year		rr_ExpenseExampleNoRedemptionYear01	132
3 Years		rr_ExpenseExampleNoRedemptionYear03	457
5 Years		rr_ExpenseExampleNoRedemptionYear05	804
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,784
A, C, Select Shares | JPMorgan Emerging Economies Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated July 16, 2015

to the Prospectuses as dated above, as supplemented

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund, JPMorgan Emerging Markets Equity Income Fund, JPMorgan Latin America Fund (Class A, Class C and Select Class Shares for the above-referenced Funds):

In addition, as of the Effective Date, the Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee tables) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Economies Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.68	0.59	0.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.43	0.34	0.22
Total Annual Fund Operating Expenses	1.93	2.34	1.47
Fee Waivers and Expense Reimbursements[2]	(0.38)	(0.29)	(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,064	1,479	2,631
CLASS C SHARES ($)	308	703	1,224	2,654
SELECT CLASS SHARES ($)	132	448	787	1,743

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,064	1,479	2,631
CLASS C SHARES ($)	208	703	1,224	2,654
SELECT CLASS SHARES ($)	132	448	787	1,743

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Emerging Economies Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses		rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.93%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	rr_NetExpensesOverAssets	1.55%
1 Year		rr_ExpenseExampleYear01	$ 674
3 Years		rr_ExpenseExampleYear03	1,064
5 Years		rr_ExpenseExampleYear05	1,479
10 Years		rr_ExpenseExampleYear10	2,631
1 Year		rr_ExpenseExampleNoRedemptionYear01	674
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,064
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,479
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,631
A, C, Select Shares | JPMorgan Emerging Economies Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses		rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.34%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	rr_NetExpensesOverAssets	2.05%
1 Year		rr_ExpenseExampleYear01	$ 308
3 Years		rr_ExpenseExampleYear03	703
5 Years		rr_ExpenseExampleYear05	1,224
10 Years		rr_ExpenseExampleYear10	2,654
1 Year		rr_ExpenseExampleNoRedemptionYear01	208
3 Years		rr_ExpenseExampleNoRedemptionYear03	703
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,224
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,654
A, C, Select Shares | JPMorgan Emerging Economies Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.47%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	rr_NetExpensesOverAssets	1.30%
1 Year		rr_ExpenseExampleYear01	$ 132
3 Years		rr_ExpenseExampleYear03	448
5 Years		rr_ExpenseExampleYear05	787
10 Years		rr_ExpenseExampleYear10	1,743
1 Year		rr_ExpenseExampleNoRedemptionYear01	132
3 Years		rr_ExpenseExampleNoRedemptionYear03	448
5 Years		rr_ExpenseExampleNoRedemptionYear05	787
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,743
A, C, Select Shares | JPMorgan Emerging Markets Equity Income Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Income Fund

Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated July 16, 2015

to the Prospectuses as dated above, as supplemented

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund, JPMorgan Emerging Markets Equity Income Fund, JPMorgan Latin America Fund (Class A, Class C and Select Class Shares for the above-referenced Funds):

In addition, as of the Effective Date, the Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee tables) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Markets Equity Income Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.77	0.77	0.77
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.52	0.52	0.52
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses	2.04	2.54	1.79
Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.47)	(0.47)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.57	2.07	1.32

1	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30% of the average daily net assets of Class A, Class C and Select Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	676	1,088	1,525	2,734
CLASS C SHARES ($)	310	746	1,308	2,840
SELECT CLASS SHARES ($)	134	518	926	2,067

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	676	1,088	1,525	2,734
CLASS C SHARES ($)	210	746	1,308	2,840
SELECT CLASS SHARES ($)	134	518	926	2,067

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Emerging Markets Equity Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses		rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.04%
Fee Waivers and Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[5]	rr_NetExpensesOverAssets	1.57%
1 Year		rr_ExpenseExampleYear01	$ 676
3 Years		rr_ExpenseExampleYear03	1,088
5 Years		rr_ExpenseExampleYear05	1,525
10 Years		rr_ExpenseExampleYear10	2,734
1 Year		rr_ExpenseExampleNoRedemptionYear01	676
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,088
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,525
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,734
A, C, Select Shares | JPMorgan Emerging Markets Equity Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses		rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.54%
Fee Waivers and Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[5]	rr_NetExpensesOverAssets	2.07%
1 Year		rr_ExpenseExampleYear01	$ 310
3 Years		rr_ExpenseExampleYear03	746
5 Years		rr_ExpenseExampleYear05	1,308
10 Years		rr_ExpenseExampleYear10	2,840
1 Year		rr_ExpenseExampleNoRedemptionYear01	210
3 Years		rr_ExpenseExampleNoRedemptionYear03	746
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,308
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,840
A, C, Select Shares | JPMorgan Emerging Markets Equity Income Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses		rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.79%
Fee Waivers and Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[5]	rr_NetExpensesOverAssets	1.32%
1 Year		rr_ExpenseExampleYear01	$ 134
3 Years		rr_ExpenseExampleYear03	518
5 Years		rr_ExpenseExampleYear05	926
10 Years		rr_ExpenseExampleYear10	2,067
1 Year		rr_ExpenseExampleNoRedemptionYear01	134
3 Years		rr_ExpenseExampleNoRedemptionYear03	518
5 Years		rr_ExpenseExampleNoRedemptionYear05	926
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,067
A, C, Select Shares | JPMorgan Latin America Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan Latin America Fund

Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated July 16, 2015

to the Prospectuses as dated above, as supplemented

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund, JPMorgan Emerging Markets Equity Income Fund, JPMorgan Latin America Fund (Class A, Class C and Select Class Shares for the above-referenced Funds):

In addition, as of the Effective Date, the Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee tables) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Latin America Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.74	0.73	0.61
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.49	0.48	0.36
Total Annual Fund Operating Expenses	1.99	2.48	1.61
Fee Waivers and Expense Reimbursements[2]	(0.44)	(0.43)	(0.31)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding, acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,076	1,503	2,687
CLASS C SHARES ($)	308	732	1,282	2,784
SELECT CLASS SHARES ($)	132	478	847	1,885

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,076	1,503	2,687
CLASS C SHARES ($)	208	732	1,282	2,784
SELECT CLASS SHARES ($)	132	478	847	1,885

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Latin America Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses		rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.99%
Fee Waivers and Expense Reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[6]	rr_NetExpensesOverAssets	1.55%
1 Year		rr_ExpenseExampleYear01	$ 674
3 Years		rr_ExpenseExampleYear03	1,076
5 Years		rr_ExpenseExampleYear05	1,503
10 Years		rr_ExpenseExampleYear10	2,687
1 Year		rr_ExpenseExampleNoRedemptionYear01	674
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,076
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,503
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,687
A, C, Select Shares | JPMorgan Latin America Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses		rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.48%
Fee Waivers and Expense Reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[6]	rr_NetExpensesOverAssets	2.05%
1 Year		rr_ExpenseExampleYear01	$ 308
3 Years		rr_ExpenseExampleYear03	732
5 Years		rr_ExpenseExampleYear05	1,282
10 Years		rr_ExpenseExampleYear10	2,784
1 Year		rr_ExpenseExampleNoRedemptionYear01	208
3 Years		rr_ExpenseExampleNoRedemptionYear03	732
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,282
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,784
A, C, Select Shares | JPMorgan Latin America Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses		rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.61%
Fee Waivers and Expense Reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[6]	rr_NetExpensesOverAssets	1.30%
1 Year		rr_ExpenseExampleYear01	$ 132
3 Years		rr_ExpenseExampleYear03	478
5 Years		rr_ExpenseExampleYear05	847
10 Years		rr_ExpenseExampleYear10	1,885
1 Year		rr_ExpenseExampleNoRedemptionYear01	132
3 Years		rr_ExpenseExampleNoRedemptionYear03	478
5 Years		rr_ExpenseExampleNoRedemptionYear05	847
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,885
R5 Shares | JPMorgan Emerging Economies Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated July 16, 2015

to the Prospectuses as dated above, as supplemented

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund (Class R5 Shares), JPMorgan Emerging Markets Equity Income Fund (Class R5 and Class R6 Shares):

In addition, as of the Effective Date, the adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding certain expenses noted in footnote #2 to the fee tables ) exceed 1.10% of Class R5 Shares of its average daily net assets for both the JPMorgan Emerging Economies Fund and JPMorgan Emerging Markets Equity Income Fund, and exceed 1.05% of Class R6 Shares of its average daily net assets for the JPMorgan Emerging Markets Equity Income Fund. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Economies Fund:

The tables below hereby replace the corresponding tables of the Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Shareholder Service Fees	0.05
Remainder of Other Expenses[1]	0.21
Total Annual Fund Operating Expenses	1.26
Fee Waivers and Expense Reimbursements[2]	(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.10

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% of its average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	112	384	676	1,509

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	112	384	676	1,509

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
R5 Shares | JPMorgan Emerging Economies Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.26%
Fee Waivers and Expense Reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[7]	rr_NetExpensesOverAssets	1.10%
1 Year		rr_ExpenseExampleYear01	$ 112
3 Years		rr_ExpenseExampleYear03	384
5 Years		rr_ExpenseExampleYear05	676
10 Years		rr_ExpenseExampleYear10	1,509
1 Year		rr_ExpenseExampleNoRedemptionYear01	112
3 Years		rr_ExpenseExampleNoRedemptionYear03	384
5 Years		rr_ExpenseExampleNoRedemptionYear05	676
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,509
R5, R6 Shares | JPMorgan Emerging Markets Equity Income Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Income Fund

Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated July 16, 2015

to the Prospectuses as dated above, as supplemented

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund (Class R5 Shares), JPMorgan Emerging Markets Equity Income Fund (Class R5 and Class R6 Shares):

In addition, as of the Effective Date, the adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding certain expenses noted in footnote #2 to the fee tables ) exceed 1.10% of Class R5 Shares of its average daily net assets for both the JPMorgan Emerging Economies Fund and JPMorgan Emerging Markets Equity Income Fund, and exceed 1.05% of Class R6 Shares of its average daily net assets for the JPMorgan Emerging Markets Equity Income Fund. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Markets Equity Income Fund:

The tables below hereby replace the corresponding tables of the Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.57	0.47
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	0.52	0.47
Acquired Fund Fees and Expenses	0.02	0.02
Total Annual Fund Operating Expenses	1.59	1.49
Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.42)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.12	1.07

1	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates, have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% and 1.05% of their average daily net assets of Class R5 and Class R6, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 and Class R6 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	114	456	821	1,850
CLASS R6 SHARES ($)	109	430	773	1,744

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	114	456	821	1,850
CLASS R6 SHARES ($)	109	430	773	1,744

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 and Class R6 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
R5, R6 Shares | JPMorgan Emerging Markets Equity Income Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.59%
Fee Waivers and Expense Reimbursements	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[8]	rr_NetExpensesOverAssets	1.12%
1 Year		rr_ExpenseExampleYear01	$ 114
3 Years		rr_ExpenseExampleYear03	456
5 Years		rr_ExpenseExampleYear05	821
10 Years		rr_ExpenseExampleYear10	1,850
1 Year		rr_ExpenseExampleNoRedemptionYear01	114
3 Years		rr_ExpenseExampleNoRedemptionYear03	456
5 Years		rr_ExpenseExampleNoRedemptionYear05	821
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,850
R5, R6 Shares | JPMorgan Emerging Markets Equity Income Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.47%
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[8]	rr_NetExpensesOverAssets	1.07%
1 Year		rr_ExpenseExampleYear01	$ 109
3 Years		rr_ExpenseExampleYear03	430
5 Years		rr_ExpenseExampleYear05	773
10 Years		rr_ExpenseExampleYear10	1,744
1 Year		rr_ExpenseExampleNoRedemptionYear01	109
3 Years		rr_ExpenseExampleNoRedemptionYear03	430
5 Years		rr_ExpenseExampleNoRedemptionYear05	773
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,744

[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses ) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[3]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[4]	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[5]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30% of the average daily net assets of Class A, Class C and Select Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[6]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding, acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[7]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% of its average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[8]	The Fund's adviser and/or its affiliates, have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% and 1.05% of their average daily net assets of Class R5 and Class R6, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.